Foreign Exchange Gain (Loss), Net - Schedule of Foreign exchange gain (loss), net (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets:
Tax credits	$ (33.7)	$ (9.6)	$ (30.9)
Trade accounts receivable and contract assets	(37.6)	(8.4)	(24.6)
Cash and cash equivalents and financial investments	(37.7)	(17.6)	(80.8)
Other	(24.3)	9.8	(25.6)
Total Assets	(133.3)	(25.8)	(161.9)
Liabilities:
Loans and financing	4.9	7.8	82.7
Advances from customers	(0.5)
Provisions	34.7	14.8	24.3
Taxes and charges payable	12.8	2.5	13.0
Deferred income tax and social contribution		2.4	(1.3)
Other payables	(33.0)	(11.6)	17.4
Suppliers	19.0	14.8	2.7
Provisions for contingencies	18.7	5.5	3.3
Other	(0.4)	(0.1)	(0.9)
Total Liabilities	56.2	36.1	141.2
Net monetary and foreign exchange variations	(77.1)	10.3	(20.7)
Derivative financial instruments	(2.0)	(3.4)	$ 20.7
Foreign exchange gain (loss), net	$ (79.1)	$ 6.9